Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of performance by segment
Schedule of segment results - profit before tax

	Note		2017	2016*	2015*

			£m	£m	£m
Asia
Insurance operations	B3	(a)	1,799	1,503	1,171
Asset management			176	141	115

Total Asia			1,975	1,644	1,286

US
Jackson (US insurance operations)	B3	(b)	2,214	2,052	1,691
Asset management			10	(4)	11

Total US			2,224	2,048	1,702

UK and Europe
UK and Europe insurance operations:	B3	(c)
Long-term business			861	799	1,167
General insurance commissionnote (i)			17	29	28

Total UK and Europe insurance operations			878	828	1,195
UK and Europe asset managementnote (vi)			500	425	442

Total UK and Europe			1,378	1,253	1,637

Total segment profit			5,577	4,945	4,625

Restructuring costsnote (iii)			(103)	(38)	(15)
Other income and expenditure:
Investment return and other income			11	28	33
Interest payable on core structural borrowings			(425)	(360)	(312)
Corporate expenditurenote (ii)			(361)	(334)	(319)
Solvency II implementation costs			—	(28)	(43)

Total other income and expenditure			(775)	(694)	(641)

Interest received from tax settlement			—	43	—

Operating profit based on longer-term investment returns			4,699	4,256	3,969
Short-term fluctuations in investment returns on shareholder-backed business	B1.2		(1,563)	(1,678)	(755)
Amortisation of acquisition accounting adjustmentsnote (iv)			(63)	(76)	(76)
Profit (loss) attaching to disposal of businesses	D1		162	(227)	56
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income	D1		61	—	—
Cumulative exchange loss on the sold Japan life business recycled from other comprehensive income note (v)			—	—	(46)

Profit before tax			3,296	2,275	3,148

Tax charge attributable to shareholders' returns	B4		(906)	(354)	(569)

Profit for the year			2,390	1,921	2,579

Attributable to:
Equity holders of the Company			2,389	1,921	2,579
Non-controlling interests			1	—	—

		2017	2016	2015

Basic earnings per share (in pence)	B5

Based on operating profit based on longer-term investment returnsnote (vii)		145.2p	131.3p	124.6p
Based on profit for the year		93.1p	75.0p	101.0p

*		The 2016 and 2015 comparative results have been re-presented from those previously published following the reassessment of the Group's operating segments as described in note B1.3.

Notes
(i)

General insurance commission represents the commission receivable net of expenses for Prudential-branded general insurance products in connection with the arrangement to transfer the UK general insurance business to Churchill in 2002.

(ii)	Corporate expenditure as shown above is primarily for Group Head Office and Asia Regional Head Office.
(iii)	Restructuring costs are incurred primarily in UK and Europe and Asia and represent business transformation and integration costs.
(iv)	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.
(v)	On 5 February 2015, the Group completed the sale of its closed book life insurance business in Japan.
(vi)	UK and Europe asset management operating profit based on longer-term investment returns:

	2017	2016	2015

	£m	£m	£m
Asset management fee income	1,027	900	934
Other income	7	23	5
Staff costs	(400)	(332)	(293)
Other costs	(202)	(212)	(240)

Underlying profit before performance-related fees	432	379	406
Share of associate results	15	13	14
Performance-related fees	53	33	22

Total UK and Europe asset management operating profit based on longer-term investment returns	500	425	442

(vii)

Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. In 2017 a significant US tax reform package was enacted, and the effects of which in the income statement have been treated as non-operating. Further details are provided in note B4.

Schedule of UK and Europe asset management operating profit based on longer-term investments returns

	2017	2016	2015

	£m	£m	£m
Asset management fee income	1,027	900	934
Other income	7	23	5
Staff costs	(400)	(332)	(293)
Other costs	(202)	(212)	(240)

Underlying profit before performance-related fees	432	379	406
Share of associate results	15	13	14
Performance-related fees	53	33	22

Total UK and Europe asset management operating profit based on longer-term investment returns	500	425	442

Schedules of short-term fluctuations in investment returns on shareholder-backed business

	2017	2016	2015

	£m	£m	£m
Asia	(1)	(225)	(137)
USnote(i)	(1,568)	(1,455)	(424)
UK and Europenote(ii)	(14)	206	(121)
Other operationsnote(iii)	20	(204)	(73)

Total	(1,563)	(1,678)	(755)

Notes

(i)	US operations

The short-term fluctuations in investment returns for US insurance operations are reported net of related credit for amortisation of deferred acquisition costs, of £462 million as shown in note C5(b) (2016: £565 million; 2015: £93 million) and comprise amounts in respect of the following items:

	2017	2016	2015

	£m	£m	£m
Net equity hedge resultnote (a)	(1,490)	(1,587)	(504)
Other than equity-related derivativesnote (b)	(36)	(126)	29
Debt securitiesnote (c)	(73)	201	1
Equity-type investments: actual less longer-term return	12	35	19
Other items	19	22	31

Total	(1,568)	(1,455)	(424)

Notes
(a)

Net equity hedge result

The purpose of the inclusion of this item in short-term fluctuations in investment returns is to segregate the amount included in pre-tax profit that relates to the accounting effect of market movements on both the measured value of guarantees in Jackson's variable annuity and fixed index annuity products and on the related derivatives used to manage the exposures inherent in these guarantees. As the Group applies US GAAP for the measured value of the product guarantees this item also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.3(c) below.

The net equity hedge result therefore includes significant accounting mismatches and other factors that detract from the presentation of an economic result. These other factors include:

–	The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under 'grandfathered' US GAAP as described in note B1.3 (c);
–	The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and
–	Jackson's management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.
	The net equity hedge result (net of related DAC) can be summarised as follows:

	2017	2016	2015

	£m	£m	£m
Fair value movements on equity hedge instruments1	(1,871)	(1,786)	(589)
Accounting value movements on the variable and fixed index annuity guarantee liabilities2	(99)	(188)	(214)
Fee assessments net of claim payments	480	387	299

Total	(1,490)	(1,587)	(504)

1.	Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options.
2.

The accounting value movements on the variable and fixed index annuity guarantee liabilities reflect the impact of market movements and changes in economic and actuarial assumptions. These actuarial assumptions changes include, amongst other items, a charge (net of related DAC) of £359 million for strengthening policyholder utilisation and persistency rates offset by a benefit (net of related DAC) of £382 million from modelling refinements in the period, principally enhancements to how Jackson's own credit risk is incorporated in the fair valuation of these long-term liabilities.

(b)	Other than equity-related derivatives
The fluctuations for this item comprise the net effect of:
–	Fair value movements on free-standing, other than equity-related derivatives;
–

Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued as explained in note B1.3; and

–	Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)	Short-term fluctuations related to debt securities

	2017	2016	2015

	£m	£m	£m
Short-term fluctuations relating to debt securities
(Charges) credits in the year:
Losses on sales of impaired and deteriorating bonds	(3)	(94)	(54)
Defaults	—	(4)	—
Bond write-downs	(2)	(35)	(37)
Recoveries/reversals	10	15	18

Total credits (charges) in the year	5	(118)	(73)
Less: Risk margin allowance deducted from operating profit based on longer-term investment returnsnote	86	89	83

	91	(29)	10

Interest-related realised (losses) gains:
(Losses) gains arising in the year	(43)	376	102
Less: Amortisation of gains and losses arising in current and prior years to operating profit based on longer-term investment returns	(140)	(135)	(108)

	(183)	241	(6)

Related amortisation of deferred acquisition costs	19	(11)	(3)

Total short-term fluctuations related to debt securities	(73)	201	1

Note

The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in operating profit with variations from year to year included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in operating profit based on longer-term investment returns of Jackson for 2017 is based on an average annual risk margin reserve of 21 basis points (2016: 21 basis points; 2015: 23 basis points) on average book values of US$55.3 billion (2016: US$56.4 billion; 2015: US$54.6 billion) as shown below:

	2017				2016				2015
Moody's rating category (or equivalent under NAIC ratings of mortgage-backed securities)	Average book value	RMR	Annual expected loss		Average book value	RMR	Annual expected loss		Average book value	RMR	Annual expected loss

	US$m	%	US$m	£m	US$m	%	US$m	£m	US$m	%	US$m	£m
A3 or higher	27,277	0.12	(33)	(25)	29,051	0.12	(36)	(27)	28,185	0.13	(37)	(24)
Baa1, 2 or 3	26,626	0.22	(58)	(45)	25,964	0.24	(62)	(46)	24,768	0.25	(62)	(40)
Ba1, 2 or 3	1,046	1.03	(11)	(8)	1,051	1.07	(11)	(8)	1,257	1.17	(15)	(10)
B1, 2 or 3	318	2.70	(9)	(7)	312	2.95	(9)	(7)	388	3.08	(12)	(8)
Below B3	23	3.78	(1)	(1)	40	3.81	(2)	(1)	35	3.70	(1)	(1)

Total	55,290	0.21	(112)	(86)	56,418	0.21	(120)	(89)	54,633	0.23	(127)	(83)

Related amortisation of deferred acquisition costs (see below)			21	15			23	17			24	16

Risk margin reserve charge to operating profit for longer-term credit-related losses			(91)	(71)			(97)	(72)			(103)	(67)

Consistent with the basis of measurement of insurance assets and liabilities for Jackson's IFRS results, the charges and credits to operating profits based on longer-term investment returns are partially offset by related amortisation of deferred acquisition costs.

In addition to the accounting for realised gains and losses described above for Jackson general account debt securities, included within the statement of other comprehensive income is a pre-tax credit of £541 million for net unrealised gains on debt securities classified as available-for-sale net of related amortisation of deferred acquisition costs (2016: credit of £48 million; 2015: charge of £(968) million). Temporary market value movements do not reflect defaults or impairments. Additional details of the movement in the value of the Jackson portfolio are included in note C3.2(b).

(ii)	UK and Europe operations

The negative short-term fluctuations in investment returns for UK and Europe operations of £(14) million (2016: positive £206 million; 2015: negative £(121) million) include net unrealised movements on fixed income assets supporting the capital of the shareholder-backed annuity business.

(iii)	Other operations

The positive short-term fluctuations in investment returns for other operations of £20 million (2016: negative £(204) million; 2015: negative £(73) million) include unrealised value movements on financial instruments.

Schedule of average annual risk margin reserve

	2017				2016				2015
Moody's rating category (or equivalent under NAIC ratings of mortgage-backed securities)	Average book value	RMR	Annual expected loss		Average book value	RMR	Annual expected loss		Average book value	RMR	Annual expected loss

	US$m	%	US$m	£m	US$m	%	US$m	£m	US$m	%	US$m	£m
A3 or higher	27,277	0.12	(33)	(25)	29,051	0.12	(36)	(27)	28,185	0.13	(37)	(24)
Baa1, 2 or 3	26,626	0.22	(58)	(45)	25,964	0.24	(62)	(46)	24,768	0.25	(62)	(40)
Ba1, 2 or 3	1,046	1.03	(11)	(8)	1,051	1.07	(11)	(8)	1,257	1.17	(15)	(10)
B1, 2 or 3	318	2.70	(9)	(7)	312	2.95	(9)	(7)	388	3.08	(12)	(8)
Below B3	23	3.78	(1)	(1)	40	3.81	(2)	(1)	35	3.70	(1)	(1)

Total	55,290	0.21	(112)	(86)	56,418	0.21	(120)	(89)	54,633	0.23	(127)	(83)

Related amortisation of deferred acquisition costs (see below)			21	15			23	17			24	16

Risk margin reserve charge to operating profit for longer-term credit-related losses			(91)	(71)			(97)	(72)			(103)	(67)

Schedule of equity-type securities

	2017	2016	2015

Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	6.1% to 6.5%	5.5% to 6.5%	5.7% to 6.4%
Other equity-type securities such as investments in limited partnerships and private equity funds	8.1% to 8.5%	7.5% to 8.5%	7.7% to 8.4%

Schedule of segmental income statements

	2017
	Asia	US	UK and Europe	Total segment	Unallocated to a segment (other operations) note (iii)	Group total

	£m	£m	£m	£m	£m	£m
Gross premium earned	15,688	15,164	13,126	43,978	27	44,005
Outward reinsurance	(656)	(352)	(1,050)	(2,058)	(4)	(2,062)

Earned premiums, net of reinsurance	15,032	14,812	12,076	41,920	23	41,943
Other income from external customersnote(ii)	307	669	1,406	2,382	48	2,430

Total revenue from external customersnote(v)	15,339	15,481	13,482	44,302	71	44,373
Intra-group revenue	40	64	5	109	(109)	—
Interest incomenote(iv)	932	2,085	3,413	6,430	67	6,497
Other investment returnB1.5	8,063	16,448	11,171	35,682	10	35,692

Total revenue, net of reinsurance	24,374	34,078	28,071	86,523	39	86,562

Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(18,291)	(31,205)	(23,025)	(72,521)	(11)	(72,532)
Acquisition costs and other operating expenditureB2	(4,052)	(2,257)	(3,379)	(9,688)	(477)	(10,165)
Interest on core structural borrowings	—	(16)	—	(16)	(409)	(425)
Disposal of Korea life businessD1
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive incomeD1	61	—	—	61	—	61
Remeasurement adjustments	5	—	—	5	—	5
Gain on disposal of other businessesD1	—	162	—	162	—	162

Total charges, net of reinsurance and gain (loss) on disposal of businesses	(22,277)	(33,316)	(26,404)	(81,997)	(897)	(82,894)

Share of profit from joint ventures and associates, net of related tax	181	—	121	302	—	302

Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)note(i)	2,278	762	1,788	4,828	(858)	3,970
Tax charge attributable to policyholders' returns	(250)	—	(424)	(674)	—	(674)

Profit (loss) before tax	2,028	762	1,364	4,154	(858)	3,296

Analysis of operating profit
Operating profit (loss) based on longer-term investment returns	1,975	2,224	1,378	5,577	(878)	4,699
Short-term fluctuations in investment returns on shareholder-backed business	(1)	(1,568)	(14)	(1,583)	20	(1,563)
Amortisation of acquisition accounting adjustments	(7)	(56)	—	(63)	—	(63)
Profit attaching to the disposal of businesses	—	162	—	162	—	162
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive incomeD1	61	—	—	61	—	61

Profit (loss) before tax	2,028	762	1,364	4,154	(858)	3,296

	2016*
	Asia	US	UK and Europe	Total segment	Unallocated to a segment (other operations) note (iii)	Group total

	£m	£m	£m	£m	£m	£m
Gross premium earned	14,006	14,685	10,290	38,981	—	38,981
Outward reinsurance	(648)	(367)	(1,005)	(2,020)	—	(2,020)

Earned premiums, net of reinsurance	13,358	14,318	9,285	36,961	—	36,961
Other income from external customersnote(ii)	253	684	1,346	2,283	87	2,370

Total revenue from external customersnote(v)	13,611	15,002	10,631	39,244	87	39,331
Intra-group revenue	27	53	4	84	(84)	—
Interest incomenote(iv)	875	2,151	4,517	7,543	104	7,647
Other investment returnB1.5	2,042	5,461	17,578	25,081	(217)	24,864

Total revenue, net of reinsurance	16,555	22,667	32,730	71,952	(110)	71,842

Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(11,442)	(20,214)	(27,710)	(59,366)	—	(59,366)
Acquisition costs and other operating expenditureB2	(3,684)	(1,913)	(2,813)	(8,410)	(438)	(8,848)
Interest on core structural borrowings	—	(15)	—	(15)	(345)	(360)
Remeasurement of carrying value of Korea life business classified as held for saleD1	(238)	—	—	(238)	—	(238)

Total charges, net of reinsurance and gain (loss)on disposal of business	(15,364)	(22,142)	(30,523)	(68,029)	(783)	(68,812)

Share of profit from joint ventures and associates, net of related tax	148	—	34	182	—	182

Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)note(i)	1,339	525	2,241	4,105	(893)	3,212
Tax charge attributable to policyholders' returns	(155)	—	(782)	(937)	—	(937)

Profit (loss) before tax attributable to shareholders	1,184	525	1,459	3,168	(893)	2,275

Analysis of operating profit
Operating profit (loss) based on longer-term investment returns	1,644	2,048	1,253	4,945	(689)	4,256
Short-term fluctuations in investment returns on shareholder-backed business	(225)	(1,455)	206	(1,474)	(204)	(1,678)
Amortisation of acquisition accounting adjustments	(8)	(68)	—	(76)	—	(76)
Loss attaching to the held for sale Korea life businessD1	(227)	—	—	(227)	—	(227)

Profit (loss) before tax	1,184	525	1,459	3,168	(893)	2,275

	2015*
	Asia	US	UK and Europe	Total segment	Unallocated to a segment (other operations) note (iii)	Group total

	£m	£m	£m	£m	£m	£m
Gross premium earned	10,814	16,887	8,962	36,663	—	36,663
Outward reinsurance	(364)	(320)	(473)	(1,157)	—	(1,157)

Earned premiums, net of reinsurance	10,450	16,567	8,489	35,506	—	35,506
Other income from external customersnote(ii)	235	760	1,382	2,377	118	2,495

Total revenue from external customersnote(v)	10,685	17,327	9,871	37,883	118	38,001
Intra-group revenue	27	46	3	76	(76)	—
Interest incomenote(iv)	745	1,921	4,258	6,924	94	7,018
Other investment returnB1.5	(1,041)	(2,710)	149	(3,602)	(112)	(3,714)

Total revenue, net of reinsurance	10,416	16,584	14,281	41,281	24	41,305

Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(6,543)	(13,029)	(10,084)	(29,656)	—	(29,656)
Acquisition costs and other operating expenditureB2	(2,778)	(2,332)	(2,644)	(7,754)	(454)	(8,208)
Interest on core structural borrowings	—	(13)	—	(13)	(299)	(312)
Disposal of Japan life businessD1	(46)	—	—	(46)	—	(46)

Total charges, net of reinsurance and gain (loss) on disposal of businesses	(9,367)	(15,374)	(12,728)	(37,469)	(753)	(38,222)

Share of profit from joint ventures and associates, net of related tax	171	—	67	238	—	238

Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)note(i)	1,220	1,210	1,620	4,050	(729)	3,321
Tax charge attributable to policyholders' returns	(69)	—	(104)	(173)	—	(173)

Profit (loss) before tax attributable to shareholders	1,151	1,210	1,516	3,877	(729)	3,148

Analysis of operating profit
Operating profit (loss) based on longer-term investment returns	1,286	1,702	1,637	4,625	(656)	3,969
Short-term fluctuations in investment returns on shareholder-backed business	(137)	(424)	(121)	(682)	(73)	(755)
Amortisation of acquisition accounting adjustments	(8)	(68)	—	(76)	—	(76)
Profit attaching to the held for sale Korea life business	56	—	—	56	—	56
Cumulative exchange loss on sold Japan life business	(46)	—	—	(46)	—	(46)

Profit (loss) before tax	1,151	1,210	1,516	3,877	(729)	3,148

*	The 2016 and 2015 comparative results have been re-presented from those previously published following the reassessment of the Group's operating segments as described in note B1.3.

Notes

(i)	This measure is the formal profit (loss) before tax measure under IFRS but is not the result attributable to shareholders.
(ii)

Other income from external customers includes £7 million (2016: £8 million; 2015: £19 million) relating to financial instruments that are not held at fair value through profit or loss. These fees primarily related to prepayment fees, late fees and syndication fees.

(iii)

Unallocated to a segment includes central operations (Group and Asia Regional Head Offices and Group borrowings), Prudential Capital and Africa operations. In addition, this column includes intra-group eliminations, including the elimination of the intra-group reinsurance contract between the UK with-profits and Asia with-profits operations.

(iv)	Interest income includes £3 million (2016: £3 million; 2015: £3 million) accrued in respect of impaired securities.
(v)

In Asia, revenue from external customers from no individual market exceeds 10 per cent of the Group total except for Hong Kong in 2017 (2016: no individual market exceeded 10 per cent except for Hong Kong; 2015: no individual market exceeded 10 per cent). Total revenue from external customers of Hong Kong is £7,269 million (2016: £6,313 million; 2015: £ 3,836 million).

(vi)	Due to the nature of the business of the Group, there is no reliance on any major customers.

Schedule of other investment return

	2017	2016	2015

	£m	£m	£m
Realised and unrealised gains (losses) on securities at fair value through profit or loss	33,121	28,489	(4,572)
Realised and unrealised (losses) on derivatives at fair value through profit or loss	(1,624)	(7,050)	(1,701)
Realised (losses) gains on available-for-sale securities, previously recognised in other comprehensive income*	(26)	270	49
Realised gains on loans	9	91	(50)
Dividends	2,654	2,283	1,791
Other investment income	1,558	781	769

Other investment return	35,692	24,864	(3,714)

*	Including impairment.

Schedule of additional analysis of performance by segment

B1.6(a)    Asia

	2017				2016*	2015*

	Insurance	Asset Management	Eliminations	Total	Total	Total

	£m	£m	£m	£m	£m	£m
Earned premiums, net of reinsurance	15,032	—	—	15,032	13,358	10,450
Other income from external customers	95	212	—	307	253	235

Total revenue from external customers	15,127	212	—	15,339	13,611	10,685

Intra-group revenue	—	148	(108)	40	27	27
Interest income	930	2	—	932	875	745
Other investment return	8,060	3	—	8,063	2,042	(1,041)

Total revenue, net of reinsurance	24,117	365	(108)	24,374	16,555	10,416

Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(18,291)	—	—	(18,291)	(11,442)	(6,543)
Acquisition costs and other operating expenditureB2	(3,911)	(249)	108	(4,052)	(3,684)	(2,778)
Disposal of Korea life business:D1
Cumulative exchange gain recycled from other comprehensive income	61	—	—	61	—	—
Remeasurement adjustments	5	—	—	5	(238)	—
Cumulative exchange loss on the sold Japan life business recycled from other comprehensive income	—	—	—	—	—	(46)

Total charges, net of reinsurance and gain (loss) on disposal of businesses	(22,136)	(249)	108	(22,277)	(15,364)	(9,367)

Share of profit from joint ventures and associates, net of related tax	121	60	—	181	148	171

Profit before tax (being tax attributable to shareholders' and policyholders' returns)	2,102	176	—	2,278	1,339	1,220
Tax charge attributable to policyholders' returns	(250)	—	—	(250)	(155)	(69)

Profit before tax attributable to shareholders	1,852	176	—	2,028	1,184	1,151

Analysis of operating profit
Operating profit based on longer-term investment returns	1,799	176	—	1,975	1,644	1,286
Short-term fluctuations in investment returns on shareholder-backed business	(1)	—	—	(1)	(225)	(137)
Amortisation of acquisition accounting adjustments	(7)	—	—	(7)	(8)	(8)
Profit (loss) attaching to disposal of businesses	—	—	—	—	(227)	56
Cumulative exchange gain on the sold Korea life businessD1	61	—	—	61	—	—
Cumulative exchange loss on the sold Japan life businessD1	—	—	—	—	—	(46)

Profit before tax attributable to shareholders	1,852	176	—	2,028	1,184	1,151

*	The 2016 and 2015 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

B1.6(b)  US

	2017				2016*	2015*

	Insurance	Asset management**	Eliminations	Total	Total	Total

	£m	£m	£m	£m	£m	£m
Earned premiums, net of reinsurance	14,812	—	—	14,812	14,318	16,567
Other income from external customers	4	665	—	669	684	760

Total revenue from external customers	14,816	665	—	15,481	15,002	17,327

Intra-group revenue	—	115	(51)	64	53	46
Interest income	2,085	—	—	2,085	2,151	1,921
Other investment return	16,448	—	—	16,448	5,461	(2,710)

Total revenue, net of reinsurance	33,349	780	(51)	34,078	22,667	16,584

Benefits and claims	(31,205)	—	—	(31,205)	(20,214)	(13,029)
Interest on core structural borrowings	(16)	—	—	(16)	(15)	(13)
Acquisition costs and other operating expenditureB2	(1,538)	(770)	51	(2,257)	(1,913)	(2,332)
Gain on disposal of businessesD1	—	162	—	162	—	—

Total charges, net of reinsurance and gain on disposal of businesses	(32,759)	(608)	51	(33,316)	(22,142)	(15,374)

Profit before tax	590	172	—	762	525	1,210

Analysis of operating profit
Operating profit based on longer-term investment returns	2,214	10	—	2,224	2,048	1,702
Short-term fluctuations in investment returns on shareholder-backed business	(1,568)	—	—	(1,568)	(1,455)	(424)
Amortisation of acquisition accounting adjustments	(56)	—	—	(56)	(68)	(68)
Profit attaching to the disposal of businesses	—	162	—	162	—

Profit before tax	590	172	—	762	525	1,210

*	The 2016 and 2015 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.
**

The US total revenue includes asset management gross revenue of £780 million (2016: £785 million; 2015: £843 million), including £542 million of NPH broker-dealer fees (2016: £550 million; 2015: £522 million), and asset management gross charges of £770 million (2016: £789 million; 2015: £832 million), including £542 million (2016: £550 million; 2015: £522 million) of NPH broker-dealer fees.

B1.6(c)  UK and Europe

	2017				2016*	2015*

	Insurance	Asset management**	Eliminations	Total	Total	Total

	£m	£m	£m	£m	£m	£m
Earned premiums, net of reinsurance	12,076	—	—	12,076	9,285	8,489
Other income from external customers	241	1,165	—	1,406	1,346	1,382

Total revenue from external customers	12,317	1,165	—	13,482	10,631	9,871
Intra-group revenue	—	271	(266)	5	4	3
Interest income	3,412	1	—	3,413	4,517	4,258
Other investment return	11,164	7	—	11,171	17,578	149

Total revenue, net of reinsurance	26,893	1,444	(266)	28,071	32,730	14,281

Benefits and claims and movements in unallocated surplus of with-profits funds, net of reinsurance	(23,025)	—	—	(23,025)	(27,710)	(10,084)
Acquisition costs and other operating expenditureB2	(2,692)	(953)	266	(3,379)	(2,813)	(2,644)

Total charges, net of reinsurance	(25,717)	(953)	266	(26,404)	(30,523)	(12,728)

Share of profit from joint ventures and associates, net of related tax	106	15	—	121	34	67

Profit before tax (being tax attributable to shareholders' and policyholders' returns)	1,282	506	—	1,788	2,241	1,620
Tax charge attributable to policyholders' returns	(424)	—	—	(424)	(782)	(104)

Profit before tax	858	506	—	1,364	1,459	1,516

Analysis of operating profit
Operating profit based on longer-term investment returns	878	500	—	1,378	1,253	1,637
Short-term fluctuations in investment returns on shareholder-backed business	(20)	6	—	(14)	206	(121)

Profit before tax	858	506	—	1,364	1,459	1,516

*	The 2016 and 2015 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.
**

The revenue for UK and Europe Asset Management of £1,087 million (2016: £956 million; 2015: £961 million), comprising the amounts for asset management fee income, other income and performance-related fees shown in note B1.1(vi), is different to the amount of £1,444 million shown in the table above. This is because the £1,087 million (2016: £956 million; 2015: £961 million) is after deducting commissions which would have been included as charges in the table above. The difference in the presentation of commission is aligned with how management reviews the business. For further information see note B1.1.